Revenues	12 Months Ended
Dec. 31, 2019
Revenues [Abstract]
Revenues
19.	Revenues

The Group's revenues for the respective periods are detailed as follows:

	Year ended December 31,
	2018	2019
	US$	US$
Product Sales	167,136,099	273,202,495
Product Sales - Consignment arrangement	8,961,638	28,896,028
Services	22,917,299	27,381,393
Total	199,015,036	329,479,916

The Group’s breakdown of product sales revenue by product category for the respective periods are detailed as follow:

	Year ended December 31,
	2018	2019
	US$	US$
Health Supplements and Food	80,317,631	116,975,344
Mother and Child Care Products	69,269,605	131,926,890
Personal Care Products	11,289,494	24,293,333
Others	15,221,007	28,902,946
Total	176,097,737	302,098,523